Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Inventories

	12.31.2017	12.31.2016
Non-current
Spare parts	216,475,015	178,154,305
Allowance for obsolete inventories	(1,753,062)	(2,133,062)
Total	214,721,953	176,021,243
Current
Finished products	163,360,814	141,811,446
Products in progress	536,131,353	611,224,018
Raw materials, materials and spare parts	869,931,673	743,930,982
Inventory in transit	514,276	14,824,828
Fuels	263,852,968	205,297,721
Total	1,833,791,084	1,717,088,995